Debt (Details) - Schedule of Debt Structure (Parentheticals)	Jul. 03, 2022	Jun. 27, 2021
First Lien Credit Facility Term Loan [Member]
Debt (Details) - Schedule of Debt Structure (Parentheticals) [Line Items]
Variable rate interest	5.17%	4.55%
New Revolver [Member]
Debt (Details) - Schedule of Debt Structure (Parentheticals) [Line Items]
Variable rate interest	4.13%